Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 MMBbls Bcf	Dec. 31, 2023 MMBbls Bcf	Dec. 31, 2022 MMBbls Bcf	Dec. 31, 2024 Bcf	Dec. 31, 2023 Bcf	Dec. 31, 2022 Bcf	Dec. 31, 2022
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Natural gas consumption percentage							11.10%
Increase in proved undeveloped oil reserves			0.34			0.02
Proved developed and undeveloped reserves revisions of previous estimates increase decrease of oil	73.5	86.5	65.4
Proved developed and undeveloped reserves, revisions of previous estimates of gas | Bcf	49.2	65.5	62
Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance		0.2
Combined effect of volume of oil reserve	0.59	(0.06)
Price changes effect of volume of oil reserve		(0.4)
Price changes effect of volume of oil and gas for better performance | Bcf					(0.41)
Combined effect of volume of oil and gas for better performance	(1.43)			2.57	(1.75)
Rounding volume of oil for better performance		(0.1)
Raised volume of oil due to latest drilling campaigns	0.53
Raised volume of oil due to extension of drilling campaigns | Bcf				0.39
Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Combined effect of volume of oil reserve	(0.17)	0.73
Raised volume of oil due to latest drilling campaigns	0.22	0.5		2.05
Raised volume of oil due to payment of royalities for production		3.1			6.4
Raised volume of oil due to extension of drilling campaigns		0.9			0.7
Decrease of volume of oil | Bcf					(0.4)
Extension of volume of oil | Bcf					3.3
Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance		1.65			1.67
Jagüel de ios machos [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance			0.12
Revised voume of gas for better performance | Bcf						0.13
Land [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of combined effect			(0.62)			(0.38)
Volume of price revisions			0.75			2.54
Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf			0.9
Volume of price revisions | Bcf						0.96
Vaca Muerta [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance			2.75			0.89
Vaca Muerta [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance			14.08			13.91
Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Proved Developed Oil Reserves Purchases or Sales Changes		(5.4)	2
Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Proved Developed Oil Reserves Purchases or Sales Changes | Bcf		(2.6)	2
Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates	1.4	(8.2)	9.1
Volume of price revisions			0.58
Enhanced Performance of Gas Wells [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf						(0.04)
Enhanced performance of oil wells [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance			0.05
Bajada Del Palo Oeste Concession [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance			0.87
Revised volume of oil for better performance			(0.28)
Entre Lomas Rio Negro Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance			0.31
Voume of gas for better performance | Bcf						(4.81)
Revised voume of gas for better performance | Bcf						1.34
Bajada Del Palo Este Conventional [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	24.29	28.91		12.55	12.05
Bajada Del Palo Oeste Conventional Block [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance			4.78
Voume of gas for better performance | Bcf						4.83
Revised voume of gas for better performance | Bcf						(2.52)
Bajada Del Palo Oeste Conventional Block [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance			13.44			12.3
Bajada Del Palo Oeste Conventional Block [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance			2.71			1.39
Volume of drilled well oil and gas for better performance	19.64	36.85		12.72	35.33
Bajada Del Palo Oeste Conventional Block [Member] | Vaca Muerta [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance			2.54
Lotena Conventional Formation [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | Bcf						(2.21)
Lotena Conventional Formation [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance | Bcf						1
Aguada Federal Concession [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance			7.73			8.36
Aguada Federal Concession [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance			24.69			25.15
Volume of drilled well oil and gas for better performance	4.11	9.09		3.48	9.09
Mayo medanito [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance			0.05			0.02
Aguada Federal Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.21)	(0.54)
Bajada del Palo Este Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.96)	(0.71)
Bajada del Palo Oeste Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				3.59
Volume of oil reserve	(0.6)	(0.43)
Bajada del Palo Oeste Negative Farmout Agreement 2 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.42)	(1.26)
Entre Lomas Rio Negro Negative CAN [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve		(0.31)
Entre Lomas Rio Negro Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve		(0.88)
Bajada del Palo Este Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	3.02	0.38
Bajada del Palo Oeste Positive [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				1.91
Volume of oil reserve	1.63	0.33
Bajada del Palo Oeste Positive FarmoutAgreement 2 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve		0.77
Aguada Federal [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance		(1.16)
Volume of oil and gas for better performance | Bcf				0.73	(4.3)
Volume of drilled well oil and gas for better performance	2.68			2.25	1.44
Aguada Federal [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				(0.82)	(6.58)
Decrease of volume of well reserve		(5.82)
Combined effect of volume of oil and gas for better performance | Bcf					0.7
Bajada del Palo Este [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				2.07	(2.62)
Volume of oil reserve	0.11
Volume of drilled well oil and gas for better performance	6.8	3.1		3.52	0.8
Bajada del Palo Este [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	5.61			2.82
Bajada del Palo Oeste [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				(8.49)	(4.51)
Volume of drilled well oil and gas for better performance	15.98			14.66
Bajada del Palo Oeste [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	24.99	7.84		23.36	7.9
Bajada del Palo Oeste NOC [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(3.61)
Bajada del Palo Oeste Farmout Agreement I [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(3.28)
Bajada del Palo Oeste (Farmout Agreement II) [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf					(1.44)
Volume of drilled well oil and gas for better performance		2.7			2.45
Bajada del Palo Oeste (Farmout Agreement II) [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance		6.94			6.99
Bajada Del Oeste [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance		3.18			3.19
Bajada Del Oeste [Member] | Undeveloped reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				1.5
Aguila Mora [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance		1.51			1.15
Entre Lomas Rio Negro [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance		0.22			2.06
Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates		4.6
Aguila Mora Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.47)
Bajada del Palo Oeste Negative Farmout Agreement 1 [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.66)
Other Fields Negative [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil reserve	(0.24)
Entre Lomas in Rio Negro Province [Member] | Developed reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance | Bcf				3.42
Bajada del Palo Oeste Farmout Agreement I and II [Member] | Conversion Of Reserve [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of drilled well oil and gas for better performance	0.32			0.29
ARGENTINA | Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf	(5.2)	27.8
MEXICO | Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | Bcf	(2.4)	10
MEXICO | Crude Oil [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates	0.3